Other provisions, other current liabilities and other non-current liabilities	12 Months Ended
Dec. 31, 2019
Other provisions, other current liabilities and other non-current liabilities
Other provisions, other current liabilities and other non-current liabilities

Note 13—Other provisions, other current liabilities and other non-current liabilities

“Other provisions” consisted of the following:

	December 31,
($ in millions)	2019	2018
Contract-related provisions	607	590
Restructuring and restructuring-related provisions	234	277
Provisions for contractual penalties and compliance and litigation matters	209	209
Provision for insurance-related reserves	168	166
Other	157	130
Total	1,375	1,372
“Other current liabilities” consisted of the following:
	December 31,
($ in millions)	2019	2018
Employee-related liabilities	1,396	1,506
Accrued expenses	592	546
Non-trade payables	442	477
Income taxes payable	355	260
Accrued customer rebates	287	299
Other tax liabilities	282	277
Derivative liabilities (see Note 6)	143	192
Accrued interest	44	73
Pension and other employee benefits	36	34
Deferred income	25	36
Other	159	80
Total	3,761	3,780
“Other non‑current liabilities” consisted of the following:
	December 31,
($ in millions)	2019	2018
Income tax related liabilities	1,218	1,111
Provisions for contractual penalties and compliance and litigation matters	112	132
Employee-related liabilities	72	74
Environmental provisions	48	56
Derivative liabilities (see Note 6)	23	37
Deferred income	7	12
Other	189	267
Total	1,669	1,689